Segment reporting (Tables)	3 Months Ended
Mar. 31, 2023
Segment reporting
Schedule of segment reporting

	Three months ended March 31,
	2023
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	3,215	2,856	(56)	6,015
third party	3,159	2,856	--	6,015
inter-segment	56	--	(56)	—
Cost of sales	2,100	1,998		4,098
Gross profit	1,059	858		1,917
Gross profit in %	33.5%	30.0%		31.9%
Operating Expenses				(5,025)
Other operating expenses				(459)
Other operating income				736
Operating loss				(2,831)
Finance expense				(449)
Finance income				29
Financial result				(420)
Loss before income taxes				(3,251)
Income tax income (expense)				--
Net loss				(3,251)

	Three months ended March 31,
	2022
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	1,438	3,222	(20)	4,640
third party	1,418	3,222	--	4,640
inter-segment	20	--	(20)	—
Cost of sales	1,172	1,877		3,049
Gross profit	246	1,345		1,591
Gross profit in %	17.3%	41.7%		34.3%
Operating Expenses				(4,755)
Other operating expenses				(158)
Other operating income				2,204
Operating loss				(1,118)
Finance expense				(1,048)
Finance income				1,399
Financial result				351
Loss before income taxes				(767)
Income tax income (expense)				14
Net loss				(753)